Intangible assets (Details Narrative) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Financial Assets at Amortized Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization charge	$ 5,643	$ 2,094
General and Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization charge	8,174	2,700
Selling Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization charge	$ 129	$ 89